SIGNIFICANT ACCOUNTING POLICIES (Schedule of Effect of Change on Consolidated Statement Cash flows) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Net cash provided by operating activities	₪ 973	[1]	₪ 945	₪ 922
Net cash provided by (used in) investing activities	(72)	[1]	₪ (639)	₪ (356)
Previously accounting policy [Member]
Net cash provided by operating activities	897
Net cash provided by (used in) investing activities	4
Effect of Change [Member]
Net cash provided by operating activities	76
Net cash provided by (used in) investing activities	(76)
According to IFRS15 as reported [Member]
Net cash provided by operating activities	973
Net cash provided by (used in) investing activities	₪ (72)

[1]	See Note 2(n) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.